Investments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of investments accounted for using equity method [text block] [Abstract]
Schedule of group financial investments
	2021
	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Unquoted bonds*	2,934	—	—	2,934
Quoted bonds	—	418,445	—	418,445
Quoted funds and alternative investments	—	—	14,377	14,377
Quoted equities**	—	13,721	14,162	27,883
Unquoted equities***	—	7,046	—	7,046
Expected credit losses and impairment	(463)	—	—	(463)
	2,471	439,212	28,539	470,222
	2020
	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Unquoted bonds*	3,103	—	—	3,103
Quoted bonds	—	390,918	—	390,918
Quoted funds and alternative investments	—	—	9,791	9,791
Quoted equities	—	14,935	12,989	27,924
Unquoted equities***	—	6,748	—	6,748
Expected credit losses and impairment	(397)	—	—	(397)
	2,706	412,601	22,780	438,087

Schedule of expected credit losses and impairment provision for the bonds
	2021	2020
	USD ‘000	USD ‘000
Opening balance	397	268
Addition of provision for investment held at amortized cost	66	129
Ending balance	463	397

Schedule of fair value of level 3 financial assets
	%	Positive impact	Negative impact	Valuation variables
		USD ‘000	USD ‘000
2021	+/- 10	663	(663)	Market multiples applied to a range of financial performance measures****
2020	+/- 10	701	(701)	Market multiples applied to a range of financial performance measures And market multiples applied to implied value in a recent official sale offer
2019	+/- 10	574	(574)	Market multiples applied to a range of financial performance measures